Revenues - Schedule of Sale of Farms (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Sale of Farms [Abstract]
Sale of farm	[1]	R$ 343,113	R$ 421,549	R$ 544,995
Adjustment to present value		(101,814)	(127,024)	(99,566)
Gross revenue from sale of farm		241,299	294,525	445,429
Sales taxes		(8,304)	(10,751)	(14,811)
Cost of sale of farm		(52,909)	(35,399)	(84,553)
Gain from sale of farm		180,086	248,375	346,065
Selling expenses		(6,825)	(5,787)	(189)
Income tax and social contribution		(7,007)	(9,072)	(17,490)
Net gain from sale of farms		R$ 166,254	R$ 233,516	R$ 328,386

[1]	In compliance with the obligations related to the sale of farms in previous years, a net revenue of R$5,165 was recognized related to the official measurement of Jatobá Farm (R$902 Rio do Meio I Farm in June 2023). This condition refers to the variable consideration concept established in IFRS15 – Revenue from client agreement.